Restructuring Charges (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Charges [Abstract]
Restructuring charges	$ 3	$ 7	$ 3
Restructuring charges, net of tax	2	4	2
Severance Costs	1	5	1
Other costs	$ 2	1	1
Impairment charges		$ 1
Disposal of property and equipment			$ 1